                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2009

[GRAPHIC OF USAA LOGO]
USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2009

(Form N-Q)

48458 -0210                                                                                                                                                                                                                                                    ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Periodic auction reset bonds – interest rates are reset periodically through an auction mechanism.  The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the market values of the securities.

(INS)
Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ)
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of New York Mellon, Dexia Credit Local, KBC Bank N.V., Merrill Lynch & Co., Societe Generale, or Wachovia Bank N.A.

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1  |  USAA Tax Exempt Short-Term Fund

(NBGA)
Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following:  Continental Casualty Co., Dauphin County, Pennsylvania, Federal National Mortgage Association, Government National Mortgage Association, National Rural Utility Corp., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
PRE	Prerefunded to a date prior to maturity
USD	Unified School District

Portfolio of Investments  |  2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Short-Term Fund
December 31, 2009 (unaudited)

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

	FIXED-RATE INSTRUMENTS (39.6%)
	Alabama (0.6%)
$2,000	Mobile IDB	4.65%		12/01/2011	$2,020
1,165	Montgomery Medical Clinic Board	4.50		3/01/2012	1,180
1,265	Montgomery Medical Clinic Board	4.50		3/01/2013	1,280
1,200	Montgomery Medical Clinic Board	4.50		3/01/2014	1,209
2,480	Montgomery Medical Clinic Board	4.50		3/01/2015	2,468
2,595	Montgomery Medical Clinic Board	4.50		3/01/2016	2,554

					10,711

	Arizona (0.8%)
1,495	Health Facilities Auth.	4.00		4/01/2010	1,503
1,350	Health Facilities Auth.	4.00		4/01/2012	1,387
4,655	Mohave County IDA	6.75		5/01/2012	4,773
1,010	Pinal County Correctional Facilities IDA (INS)	5.00		10/01/2010	1,027
1,000	Pinal County Correctional Facilities IDA (INS)	5.25		10/01/2012	1,048
1,000	Pinal County Correctional Facilities IDA (INS)	5.25		10/01/2013	1,051
1,710	Pinal County Correctional Facilities IDA (INS)	5.25		10/01/2014	1,781

					12,570

	Arkansas (0.0%)
565	Springdale (INS) (PRE)	4.00		7/01/2016	569

	California (6.6%)
5,000	Golden State Tobacco Securitization Corp.	5.00		6/01/2015	5,061
7,000	Golden State Tobacco Securitization Corp.	5.00		6/01/2016	7,057
3,000	Golden State Tobacco Securitization Corp.	5.00		6/01/2017	2,982
5,000	Irvine USD Community Facilities District (INS)	5.00		9/01/2014	5,457
3,730	Irvine USD Community Facilities District (INS)	5.00		9/01/2015	4,051
5,885	Irvine USD Community Facilities District (INS)	5.00		9/01/2016	6,305
8,500	Municipal Finance Auth.	4.90		2/01/2039	8,513
14,785	Public Works Board	5.00		10/01/2015	15,618
2,000	Salinas USD (INS)	4.21	(a)	6/01/2014	1,743
1,000	Salinas USD (INS)	4.21	(a)	10/01/2014	859
560	Santa Rosa Rancheria Tachi Yokut Tribe (b)	4.50		3/01/2011	560
1,750	Santa Rosa Rancheria Tachi Yokut Tribe (b)	4.88		3/01/2016	1,539
15,000	State	3.00		5/25/2010	15,099
15,000	State	5.00		10/01/2017	16,042
17,500	Statewide Communities Dev. Auth.	5.00		6/15/2013	18,637

					109,523

	Colorado (1.0%)
370	Beacon Point Metropolitan District (LOC - Compass Bank)	4.38		12/01/2015	363
1,000	Denver Health and Hospital Auth.	5.00		12/01/2014	1,029
1,000	Denver Health and Hospital Auth.	5.00		12/01/2015	1,017
1,475	Denver Health and Hospital Auth.	5.00		12/01/2016	1,490
2,000	Health Facilities Auth.	5.00		6/01/2012	2,076
1,335	Health Facilities Auth.	5.00		6/01/2013	1,397

3  |  USAA Tax Exempt Short-Term Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

$2,000	Health Facilities Auth.	5.00%	6/01/2015	$2,063
110	Health Facilities Auth. (ETM)	5.00	11/15/2015	129
1,890	Health Facilities Auth.	5.00	11/15/2015	2,024
160	Health Facilities Auth. (ETM)	5.00	11/15/2016	187
2,840	Health Facilities Auth.	5.00	11/15/2016	3,043
1,940	High Plains Metropolitan District (LOC - Compass Bank)	4.38	12/01/2015	1,947

				16,765

	District of Columbia (0.2%)
4,095	Community Academy (INS)	4.50	5/01/2017	3,079

	Florida (2.0%)
1,340	Clay County Dev. Auth.	3.95	3/01/2011	1,383
1,000	Highlands County Health Facilities	5.00	11/15/2014	1,087
1,000	Highlands County Health Facilities	5.00	11/15/2015	1,084
3,500	Highlands County Health Facilities	5.00	11/15/2016	3,759
1,235	Highlands County Health Facilities	5.00	11/15/2016	1,326
10,000	Hurricane Catastrophe Fund Finance Corp.	5.00	7/01/2014	10,909
3,700	Jacksonville Economic Dev. Commission	4.00	3/01/2011	3,820
2,000	Orange County Health Facilities Auth.	5.00	10/01/2013	2,141
1,200	Orange County Health Facilities Auth.	5.00	10/01/2016	1,267
2,000	Palm Beach County School Board (INS)	5.00	8/01/2015	2,230
3,290	Palm Beach County School Board	5.50	8/01/2015	3,717

				32,723

	Georgia (0.2%)
3,000	Municipal Electric Auth. of Georgia (c)	5.00	1/01/2016	3,331

	Guam (0.1%)
1,000	Education Financing Foundation	4.00	10/01/2013	989
760	Education Financing Foundation	5.00	10/01/2014	775

				1,764

	Illinois (0.8%)
1,791	Chicago	6.13	12/01/2012	1,794
880	Housing Dev. Auth.	4.15	1/01/2014	931
290	Housing Dev. Auth.	4.20	1/01/2014	308
805	Housing Dev. Auth.	4.15	7/01/2014	856
1,010	Housing Dev. Auth.	4.20	7/01/2015	1,066
560	Housing Dev. Auth.	4.30	1/01/2016	581
315	Housing Dev. Auth.	4.35	1/01/2016	328
3,010	Pingree Grove	5.25	3/01/2015	2,678
5,000	State	4.50	6/15/2016	5,404

				13,946

	Indiana (2.3%)
10,000	Finance Auth.	4.90	1/01/2016	10,520
2,060	Health and Educational Facility Auth.	5.00	2/15/2013	2,161
20,000	Jasper County (INS)	5.60	11/01/2016	21,675
3,750	Port Commission	4.10	5/01/2012	3,895

				38,251

	Iowa (0.6%)
10,000	Finance Auth. (INS)	5.00	7/01/2014	10,808

	Kansas (0.5%)
2,000	La Cygne (INS)	4.05	3/01/2015	2,128

Portfolio of Investments  |  4

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

$5,760	Wyandotte County	4.75%	12/01/2016	$5,894

				8,022

	Louisiana (0.2%)
1,500	Office Facilities Corp.	5.00	3/01/2016	1,632
2,500	Offshore Terminal Auth.	5.25	9/01/2016	2,604

				4,236

	Maryland (0.7%)
10,000	Anne Arundel County	4.10	7/01/2014	10,108
1,410	Health and Higher Education Facilities Auth., acquired 3/05/2003, cost $1,410 (d)	5.00	2/01/2013	1,461

				11,569

	Massachusetts (0.7%)
11,500	Development Finance Agency	2.88	10/01/2014	11,633

	Michigan (1.4%)
7,500	Detroit	5.00	3/01/2010	7,512
4,950	Dickinson County EDC	5.75	6/01/2016	5,001
1,000	Hospital Finance Auth.	5.00	11/15/2014	1,061
1,000	Hospital Finance Auth.	5.00	11/15/2015	1,033
8,000	Municipal Bond Auth.	6.00	1/20/2010	8,008
1,300	Wayne County (INS)	5.63	5/01/2011	1,341

				23,956

	Minnesota (0.1%)
1,000	Higher Education Facilities Auth.	4.00	4/01/2015	1,055
250	St. Paul Housing and Redevelopment Auth.	5.00	5/15/2013	259
250	St. Paul Housing and Redevelopment Auth.	5.00	5/15/2014	259
250	St. Paul Housing and Redevelopment Auth.	5.00	5/15/2015	256
300	St. Paul Housing and Redevelopment Auth.	5.00	5/15/2016	306
325	St. Paul Housing and Redevelopment Auth.	5.25	5/15/2017	332

				2,467

	Mississippi (0.7%)
1,500	Hospital Equipment and Facilities Auth.	5.00	8/15/2013	1,560
2,280	Hospital Equipment and Facilities Auth.	5.00	8/15/2014	2,370
4,330	Hospital Equipment and Facilities Auth.	5.00	12/01/2014	4,442
1,000	Hospital Equipment and Facilities Auth.	5.00	8/15/2015	1,030
2,000	Hospital Equipment and Facilities Auth.	5.00	8/15/2016	2,049

				11,451

	Missouri (1.7%)
1,135	Cape Girardeau County IDA	5.00	6/01/2014	1,174
1,000	Cape Girardeau County IDA	5.00	6/01/2017	1,007
6,000	Environmental Improvement and Energy Resources Auth.	4.00	1/02/2012	6,102
2,440	Fenton	4.10	4/01/2010	2,451
1,200	Fenton	5.00	4/01/2011	1,236
1,750	Fenton	5.00	4/01/2012	1,832
1,055	Joint Municipal Electric Utility Commission (INS)	5.00	1/01/2015	1,115
5,500	Riverside IDA (INS)	4.50	5/01/2016	5,594
7,150	St. Louis Airport (INS)	5.00	7/01/2013	7,803

				28,314

	New Jersey (1.5%)
4,000	Newark	3.25	12/16/2010	4,021
9,745	Tobacco Settlement Financing Corp.	5.00	6/01/2014	9,934

5  |  USAA Tax Exempt Short-Term Fund

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

$9,640	Transit Corp.	5.75%		9/15/2014	$10,468

					24,423

	New Mexico (0.3%)
1,050	Jicarilla Apache Nation (b)	5.00		9/01/2011	1,089
1,620	Jicarilla Apache Nation (b)	5.00		9/01/2013	1,735
2,120	Sandoval County	4.00		6/01/2015	2,241

					5,065

	New York (5.1%)
1,000	Albany IDA	5.50		11/15/2012	1,058
1,000	Albany IDA	5.50		11/15/2013	1,069
3,500	Albany IDA	4.25		11/15/2014	3,570
2,410	Albany IDA	5.00		11/15/2015	2,512
1,000	Dormitory Auth.	3.00		7/01/2013	1,022
3,710	Dormitory Auth.	5.00		7/01/2013	3,853
1,000	Dormitory Auth.	5.00		7/01/2013	1,048
3,010	Dormitory Auth.	5.00		7/01/2014	3,162
1,865	Dormitory Auth.	5.00		7/01/2014	1,994
3,000	Dormitory Auth.	6.00		7/01/2014	3,072
5,000	Dormitory Auth.	5.20		2/15/2015	5,015
4,095	Dormitory Auth.	5.00		7/01/2015	4,220
3,145	Dormitory Auth.	5.00		7/01/2015	3,275
2,000	Dormitory Auth.	4.00		8/15/2015	2,140
720	Dormitory Auth.	4.00		2/15/2016	759
3,295	Dormitory Auth.	5.00		7/01/2016	3,378
2,000	Dormitory Auth.	5.00		7/01/2016	2,084
2,500	East Rochester Housing Auth. (NBGA)	3.75		12/20/2012	2,580
3,000	Long Island Power Auth.	5.25		6/01/2014	3,372
7,092	Newburgh	4.00		11/30/2010	7,172
2,500	Seneca Nation Indians Capital Improvements Auth. (b)	5.25		12/01/2016	2,347
20,000	New York City (e)	5.00		8/01/2016	22,386
3,175	Suffolk County IDA	4.30		11/01/2011	3,242

					84,330

	North Carolina (0.2%)
2,000	Eastern Municipal Power Agency	5.00		1/01/2016	2,171
2,100	Medical Care Commission	4.38		7/01/2017	1,990

					4,161

	Ohio (1.2%)
7,500	American Municipal Power, Inc.	5.00		2/01/2010	7,524
4,515	American Municipal Power, Inc.	5.00		2/15/2017	4,889
4,500	Buckeye Tobacco Settlement Financing Auth.	5.00		6/01/2015	4,555
1,240	Miami County	5.25		5/15/2011	1,283
1,865	Miami County	5.25		5/15/2012	1,967

					20,218

	Oklahoma (0.4%)
505	Cherokee Nation (INS) (b)	4.10		12/01/2011	518
2,150	Cherokee Nation (INS) (b)	4.30		12/01/2016	2,091
1,685	Norman Regional Hospital Auth. (INS)	5.00		9/01/2011	1,702
1,000	Norman Regional Hospital Auth. (INS)	5.00		9/01/2013	1,003
1,090	Norman Regional Hospital Auth. (INS)	5.00		9/01/2014	1,071

					6,385

	Pennsylvania (0.8%)
9,750	Harrisburg Auth. (NBGA) (b)	4.50	(a)	12/15/2010	9,349
1,500	Montgomery County IDA	5.00		11/15/2016	1,530

Portfolio of Investments  |  6

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

$2,000	Montgomery County IDA	5.00%		11/15/2017	$2,015

					12,894

	South Carolina (3.2%)
23,000	Berkeley County	4.88		10/01/2014	24,493
2,125	Georgetown County	5.13		2/01/2012	2,157
3,000	Jobs EDA (INS)	4.05		4/01/2013	3,011
1,000	Lexington County Health Services District, Inc.	5.00		11/01/2014	1,082
3,950	Piedmont Municipal Power Agency	5.00		1/01/2015	4,332
7,715	Piedmont Municipal Power Agency	5.00		1/01/2016	8,380
4,000	Richland County	4.60		9/01/2012	4,044
1,485	SCAGO Educational Facilities Corp. (INS)	4.00		12/01/2016	1,412
3,720	Tobacco Settlement Revenue Management Auth.	5.00		6/01/2018	3,726

					52,637

	Tennessee (0.2%)
2,750	Shelby County Health, Educational, and Housing Facility Board	5.00		9/01/2014	3,019

	Texas (4.0%)
315	Bexar County Health Facilities Dev. Corp.	5.00		7/01/2011	322
3,000	Dallas Fort Worth International Airport	5.00		11/01/2016	3,318
1,335	Gregg County Health Facilities Dev. Corp.	5.00		10/01/2015	1,368
2,105	Gregg County Health Facilities Dev. Corp.	5.00		10/01/2016	2,144
6,035	Harris County Cultural Education Facilities	5.00		2/15/2015	6,506
4,500	Harris County Cultural Education Facilities	5.00		2/15/2016	4,848
190	Hidalgo County Health Services Corp.	5.00		8/15/2010	192
655	Lewisville (INS)	5.00		9/01/2010	659
4,000	Lewisville ISD (NBGA)	4.01	(a)	8/15/2010	3,989
3,000	Lewisville ISD (NBGA)	4.07	(a)	8/15/2011	2,966
500	Midlothian Dev. Auth. (INS)	5.00		11/15/2011	506
760	Midlothian Dev. Auth. (INS)	5.00		11/15/2012	771
535	Midlothian Dev. Auth. (INS)	5.00		11/15/2013	537
560	Midlothian Dev. Auth. (INS)	5.00		11/15/2014	561
390	Midlothian Dev. Auth. (INS)	5.00		11/15/2015	386
1,220	Northwest ISD (NBGA)	4.01	(a)	2/15/2013	1,169
1,000	Northwest ISD (NBGA)	4.07	(a)	2/15/2014	929
1,000	San Leanna Education Facilities Corp.	5.00		6/01/2013	1,066
1,585	San Leanna Education Facilities Corp.	5.00		6/01/2017	1,659
1,000	Tarrant County Cultural Education Facilities Finance Corp.	5.00		5/15/2011	1,019
1,000	Tarrant County Cultural Education Facilities Finance Corp.	5.25		11/15/2011	1,004
1,155	Tarrant County Cultural Education Facilities Finance Corp.	5.25		11/15/2012	1,157
1,220	Tarrant County Cultural Education Facilities Finance Corp.	5.00		11/15/2013	1,270
1,100	Tarrant County Cultural Education Facilities Finance Corp.	5.25		11/15/2013	1,101
870	Tarrant County Cultural Education Facilities Finance Corp.	4.63		11/15/2014	881
1,265	Tarrant County Cultural Education Facilities Finance Corp.	5.25		11/15/2014	1,265
1,470	Tarrant County Cultural Education Facilities Finance Corp.	5.00		5/15/2015	1,478
1,250	Tarrant County Cultural Education Facilities Finance Corp.	5.75		11/15/2015	1,289
1,000	Tarrant County Cultural Education Facilities Finance Corp.	5.00		11/15/2017	1,014
3,635	Titus County	4.50		7/01/2011	3,752
2,810	Tyler Health Facilities Dev. Corp.	5.00		11/01/2013	2,986
4,575	Tyler Health Facilities Dev. Corp.	5.00		11/01/2014	4,882

7 |  USAA Tax Exempt Short-Term Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

$3,360	Tyler Health Facilities Dev. Corp.	5.00%	11/01/2015	$3,552
6,155	Tyler Health Facilities Dev. Corp.	5.25	11/01/2016	6,579

				67,125

	Virginia (1.5%)
18,665	Chesapeake Port Facility IDA (e)	3.90	3/01/2013	19,478
5,655	Marquis Community Dev. Auth.	5.10	9/01/2013	5,164

				24,642

	Total Fixed-Rate Instruments (cost: $651,377)			660,587

	PUT BONDS (28.9%)
	Alabama (1.1%)
5,000	Chatom IDB (NBGA)	4.00	8/01/2037	5,000
8,000	East Alabama Health Care Auth.	5.00	9/01/2033	8,280
5,000	Mobile IDB	5.00	6/01/2034	5,506

				18,786

	Arizona (0.9%)
15,000	Navajo County	5.50	6/01/2034	15,678

	California (2.8%)
5,585	Economic Recovery	4.00	7/01/2023	5,888
11,875	Economic Recovery	5.00	7/01/2023	13,020
2,755	Health Facilities Financing Auth.	4.45	7/01/2026	2,843
245	Health Facilities Financing Auth. (PRE)	4.45	7/01/2026	260
5,000	Health Facilities Financing Auth.	5.00	7/01/2027	5,303
5,000	Statewide Communities Dev. Auth. (INS)	4.10	4/01/2028	5,191
5,775	Statewide Communities Dev. Auth.	3.85	11/01/2029	6,035
8,500	Statewide Communities Dev. Auth.	3.45	4/01/2035	8,703

				47,243

	Colorado (1.2%)
8,000	E-470 Public Highway Auth. (INS)	5.00	9/01/2039	8,365
10,500	Health Facilities Auth.	4.00	10/01/2040	10,697

				19,062

	Connecticut (0.1%)
1,000	Dev. Auth.	5.75	6/01/2026	1,055

	Florida (1.4%)
5,000	Highlands County Health Facilities Auth.	3.95	11/15/2032	5,174
7,610	Hillsborough County IDA (INS)	5.00	12/01/2034	7,920
8,075	Miami-Dade County Health Facilities Auth. (INS)	4.55	8/01/2046	8,388
2,500	Miami-Dade County IDA	2.75	10/01/2018	2,505

				23,987

	Illinois (3.0%)
15,000	Chicago	4.75	3/01/2030	15,252
8,000	Dev. Finance Auth.	3.75	2/01/2033	8,043
1,250	Educational Facilities Auth.	4.13	3/01/2030	1,291
1,250	Educational Facilities Auth.	4.13	3/01/2030	1,301
12,000	Educational Facilities Auth.	3.65	3/01/2034	12,049
10,000	Educational Facilities Auth.	4.45	3/01/2034	10,591
1,900	Educational Facilities Auth.	3.90	11/01/2036	1,929

				50,456

Portfolio of Investments  |  8

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

	Kentucky (0.6%)
$10,000	Louisville/Jefferson County	5.38%	5/01/2027	$10,415

	Louisiana (1.9%)
10,000	Offshore Terminal Auth.	4.30	10/01/2037	10,204
10,000	Public Facilities Auth.	7.00	12/01/2038	10,749
10,000	West Baton Rouge Parish	1.45	12/01/2016	10,000

				30,953

	Maine (0.1%)
2,000	Finance Auth.	2.25	11/01/2015	2,002

	Massachusetts (0.6%)
10,000	Health and Educational Facilities Auth.	4.13	10/01/2037	10,313

	Michigan (1.8%)
10,000	Hospital Finance Auth.	5.50	12/01/2034	11,103
8,000	Strategic Fund Ltd.	5.25	8/01/2029	8,536
10,000	Strategic Fund Ltd. (INS)	4.85	9/01/2030	10,246

				29,885

	Mississippi (0.7%)
11,145	Claiborne County (NBGA)	1.70	12/01/2015	11,145

	Nevada (0.3%)
4,835	Clark County	5.45	3/01/2038	4,950

	New Mexico (0.4%)
6,500	Farmington (INS)	4.00	6/01/2032	6,502

	New York (0.7%)
1,840	Amherst IDA (INS)	4.20	10/01/2031	1,881
1,085	Brookhaven IDA (LOC - Capital One, NA)	4.25	11/01/2037	1,085
8,500	Hempstead	5.00	12/01/2010	8,515

				11,481

	Ohio (1.0%)
10,000	Air Quality Dev. Auth.	4.75	8/01/2029	10,233
4,000	Air Quality Dev. Auth.	3.88	12/01/2038	4,097
1,400	Water Dev. Auth.	3.00	10/01/2033	1,409

				15,739

	Pennsylvania (2.1%)
9,500	Beaver County IDA	3.00	10/01/2047	9,564
4,250	Economic Dev. Financing Auth.	2.25	11/01/2021	4,249
10,000	Economic Dev. Financing Auth.	2.63	12/01/2033	9,994
4,000	EDA	3.60	9/01/2013	4,008
3,100	EDA	5.00	12/01/2042	3,285
4,500	Pittsburgh Water and Sewer Auth. (INS)	2.63	9/01/2035	4,515

				35,615

	Tennessee (0.1%)
2,200	Lewisburg IDB	5.00	7/01/2012	2,200

	Texas (3.8%)
5,250	Gateway Public Facility Corp. (NBGA)	4.55	7/01/2034	5,686

9  |  USAA Tax Exempt Short-Term Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

$17,500	Matagorda County Navigation District No. 1	5.13%	6/01/2030	$18,219
12,000	North Texas Tollway Auth.	5.75	1/01/2038	13,443
15,000	North Texas Tollway Auth.	5.00	1/01/2042	16,028
9,590	Northside ISD (NBGA) (e)	4.10	6/01/2035	10,177

				63,553

	Virginia (0.9%)
8,000	Louisa IDA	5.38	11/01/2035	9,047
5,300	Peninsula Ports Auth.	5.00	10/01/2033	5,420

				14,467

	West Virginia (0.5%)
7,000	EDA	4.85	5/01/2019	7,356

	Wisconsin (1.1%)
10,000	Health and Educational Facilities Auth.	4.75	8/15/2025	10,094
8,500	Health and Educational Facilities Auth.	5.13	8/15/2027	8,761

				18,855

	Wyoming (1.8%)
15,000	Lincoln County	3.40	1/01/2016	15,056
14,000	Sweetwater County (e)	3.90	12/01/2014	14,772

				29,828

	Total Put Bonds (cost: $467,212)			481,526

	PERIODIC AUCTION RESET BONDS (0.9%)
	Arizona (0.2%)
11,500	Maricopa County IDA, acquired 6/08/2006, cost $11,500 (d),(f)	0.54	1/01/2039	3,450

	California (0.5%)
7,650	Statewide Communities Dev. Auth., acquired 8/03/2005-8/08/2007, cost $7,650 (INS) (d)	0.69	5/15/2029	7,650

	Oklahoma (0.2%)
12,000	Tulsa County Industrial Auth., acquired 7/20/2006 & 9/27/2006, cost $12,000 (d),(f)	0.64	1/01/2039	3,600

	Total Periodic Auction Reset Bonds (cost: $31,150)			14,700

	VARIABLE-RATE DEMAND NOTES (28.9%)
	California (1.7%)
2,000	San Diego USD (LIQ)(LOC - Dexia Credit Local) (b)	0.50	7/01/2028	2,000
3,120	State (LIQ) (b)	0.28	12/01/2030	3,120
10,000	State (LIQ) (b)	0.28	12/01/2030	10,000
8,700	State (LIQ)(LOC - Dexia Credit Local) (b)	0.30	8/01/2032	8,700
4,860	State	0.90	5/01/2040	4,860

				28,680

	Colorado (0.4%)
7,250	Educational and Cultural Facilities Auth. (LOC - Regions Bank)	0.95	7/01/2031	7,250

Portfolio of Investments  |  10

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

	Connecticut (0.6%)
$9,550	Health and Educational Facilities Auth. (LIQ)(NBGA) (b)	1.10%	7/01/2037	$9,550

	Florida (1.4%)
20,000	Palm Beach County School Board (LIQ)(LOC - Dexia Credit Local) (b)	0.50	8/01/2029	20,000
3,800	Sarasota County (LOC - SunTrust Bank)	0.35	8/01/2030	3,800

				23,800

	Georgia (0.8%)
4,000	La Grange Dev. Auth.	6.75	10/01/2012	4,000
9,765	Metropolitan Atlanta Rapid Transportation Auth. (LIQ)(LOC - Dexia Credit Local) (b)	0.50	7/01/2029	9,765

				13,765

	Idaho (1.2%)
19,885	American Falls Reservoir District	3.37	2/01/2025	19,885

	Illinois (1.5%)
14,620	Regional Transportation Auth. (LIQ)(LOC - Dexia Credit Local) (b)	0.50	7/01/2029	14,620
9,980	State (LIQ)(LOC - Dexia Credit Local) (b)	0.50	11/01/2026	9,980

				24,600

	Indiana (0.9%)
15,000	Tipton Economic Dev. (LOC - Fifth Third Bank)	0.75	6/01/2031	15,000

	Louisiana (2.1%)
13,850	Lafayette (LIQ) (b)	3.24	11/01/2028	13,850
13,000	Local Government Environmental Facilities and Community Dev. Auth. (LOC - Regions Bank)	0.95	4/01/2035	13,000
7,500	Public Facilities Auth. (LOC - Regions Bank)	0.95	2/01/2033	7,500

				34,350

	Massachusetts (0.4%)
7,040	Dev. Finance Agency (LOC - RBS Citizens, N.A.)	0.58	12/01/2035	7,040

	Michigan (0.3%)
4,200	Detroit EDC (LOC - RBS Citizens, N.A.)	0.68	6/01/2012	4,200

	Multi-State (1.2%)
19,500	Non-Profit Preferred Funding Trust I (LIQ) (b)	1.75	9/15/2037	19,500

	New Jersey (0.6%)
10,000	EDA (LIQ)(LOC - Dexia Credit Local) (b)	0.50	9/01/2022	10,000

	New York (1.2%)
8,805	Onondaga County IDA (LOC - Key Bank, N.A.)	0.50	7/01/2033	8,805
11,465	Orange County IDA (LOC - Key Bank, N.A.)	0.50	7/01/2032	11,465

				20,270

11  |  USAA Tax Exempt Short-Term Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

	Ohio (1.9%)
$3,530	Franklin County Health Care Facilities (LOC - Fifth Third Bank)	0.75%	8/01/2020	$3,530
2,120	Franklin County Health Care Facilities (LOC - Fifth Third Bank)	0.75	8/01/2035	2,120
10,200	Franklin County Health Care Facilities (LOC - Fifth Third Bank)	0.75	8/01/2035	10,200
16,560	Sandusky County Hospital Facilities (LOC - Fifth Third Bank)	0.75	2/01/2030	16,560

				32,410

	Oregon (0.5%)
8,010	Health, Housing, Educational and Cultural Facilities Auth. (LOC - Key Bank, N.A.)	0.40	3/01/2033	8,010

	Pennsylvania (3.4%)
3,200	Allegheny County IDA (LOC - Allied Irish Banks plc)	0.36	7/01/2038	3,200
9,100	Berks County IDA (NBGA)	5.05	7/01/2016	9,100
6,000	Delaware County Auth. (LOC - Citizens Bank of Pennsylvania)	0.42	4/01/2030	6,000
8,805	Grove City Area Hospital Auth. (LOC - Fifth Third Bank)	0.75	12/01/2029	8,805
19,300	Langhorne Manor (LOC - Citizens Bank of Pennsylvania)	0.58	10/01/2032	19,300
10,000	Schuylkill County IDA	4.24	4/01/2021	10,000

				56,405

	Rhode Island (0.2%)
4,050	EDC (LOC - RBS Citizens, N.A.)	0.70	10/01/2034	4,050

	South Dakota (0.6%)
10,400	Grant County	3.00	12/01/2012	10,400

	Tennessee (1.9%)
1,840	Cookeville Regional Medical Center Auth. (LOC - Regions Bank)	0.95	3/01/2036	1,840
8,000	Johnson City Health and Educational Facilities Board (LOC - Regions Bank)	0.90	7/01/2038	8,000
6,750	Knox County Health, Educational and Housing Facilities Board (LOC - Regions Bank)	1.75	10/01/2026	6,750
5,200	Metropolitan Government of Nashville and Davidson IDB (LOC - Regions Bank)	1.89	12/01/2014	5,200
9,800	Shelby County Health, Educational and Housing Facility Board (LOC - Regions Bank)	0.95	5/01/2033	9,800

				31,590

	Texas (1.3%)
5,000	Harrison County Health Facilities Dev. Corp. (LOC - Regions Bank)	0.95	4/01/2026	5,000
10,700	Red River Auth. (INS)(LIQ)	8.00	7/01/2016	10,700
5,500	Tarrant County Health Facilities Dev. Corp. (LOC - HSH Nordbank A.G.)	0.35	8/15/2036	5,500

				21,200

	Virginia (1.9%)
5,000	Fairfax County EDA (LOC - SunTrust Bank)	0.35	6/01/2037	5,000
12,080	Harrisonburg IDA (LOC - SunTrust Bank)	0.35	12/01/2021	12,080

Portfolio of Investments  |  12

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

$15,000	Winchester IDA (LIQ) (b)	0.36%	1/21/2014	$15,000

				32,080

	Washington (1.9%)
15,000	Health Care Facilities Auth. (LOC - Key Bank, N.A.)	0.50	7/01/2030	15,000
16,880	Housing Finance Commission (LOC - HSH Nordbank A.G.)	0.35	3/01/2036	16,880

				31,880

	Wisconsin (1.0%)
16,315	Milwaukee Metropolitan Sewer District (LIQ) (b)	0.50	10/01/2022	16,315

	Total Variable-Rate Demand Notes (cost: $482,230)			482,230

	Total Investments (cost: $1,631,969)			$1,639,043

($ in 000s)		VALUATION HIERARCHY

	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
FIXED-RATE INSTRUMENTS	$—	$660,587	$—	$660,587
PUT BONDS	—	481,526	—	481,526
PERIODIC AUCTION RESET BONDS	—	7,650	7,050	14,700
VARIABLE-RATE DEMAND NOTES	—	482,230	—	482,230
Total	$—	$1,631,993	$7,050	$1,639,043

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

PERIODIC AUCTION RESET BONDS
Balance as of March 31, 2009	$-
Net realized gain (loss)	-
Change in net unrealized appreciation/depreciation	(16,450)
Net purchases (sales)	-
Transfers in and/or out of Level 3	23,500
Balance as of December 31, 2009	$7,050

13  |  USAA Tax Exempt Short-Term Fund

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Notes to Portfolio of Investments  |  14

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, the Manager determined the market quotations from the pricing services were not determinative of fair value.  As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust’s Board of Trustees.  These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates.  Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 22, 2010, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

E. As of December 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized

15  |  USAA Tax Exempt Short-Term Fund

appreciation and depreciation of investments as of December 31, 2009, were $27,587,000 and $20,513,000, respectively, resulting in net unrealized appreciation of $7,074,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,666,689,000 at December 31, 2009, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)	Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)	At December 31, 2009, the aggregate market value of securities purchased on a when-issued basis was $3,331,000.
(d)
Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2009, was $16,161,000, which represented 1.0% of the Fund’s net assets.

(e)	At December 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f)	Security was fair valued at December 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

Notes to Portfolio of Investments  |  16

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    2/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    2/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.